Share-Based Payments - Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2025 year $ / shares	Dec. 31, 2024 year $ / shares
Share-Based Payment Arrangements [Abstract]
Risk-free interest rate	2.90%	3.50%
Expected volatility	23.00%	22.70%
Expected dividend yield	4.00%	4.00%
Expected life of the option (in years) | year	6.8	6.8
Exercise price (in CAD per share) | $ / shares	$ 79.16	$ 73.19